Royalty obligation (Tables)	12 Months Ended
Jun. 30, 2022
Schedule Of Royalty obligation
Total
$
As at June 30, 2020	-
Recognition of royalty obligation	6,330,721
As at June 30, 2021	6,330,721
Accretion of royalty obligation	904,771
Remeasurement of royalty obligation	495,704
As at June 30, 2022	7,731,196

Minimum royalty payments including accrued interest
Total
$
Within 12 months	948,750
Between 13 and 24 months	1,897,500
Between 25 and 36 months	1,897,500
Between 37 and 48 months	1,897,500
Between 49 and 60 months	1,897,500
Over 60 months	10,436,250
Total undiscounted minimum payments and interest	18,975,000